Employee Benefit Plans Assets Held in Deferral Plan Irrevocable Grantor Trust Account (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Assets held in Deferral Plan Irrevocable Grantor Trust account	$ 170.2		$ 126.7
Progressive common shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Assets held in Deferral Plan Irrevocable Grantor Trust account	57.1	[1]	53.3	[1]
Other Investment Funds
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Assets held in Deferral Plan Irrevocable Grantor Trust account	$ 113.1	[2]	$ 73.4	[2]

[1]	Includes 2.5 million and 1.3 million common shares as of December 31, 2013 and 2012, respectively, to be distributed in common shares.
[2]	Amount is included in other assets on the balance sheet.